Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000227168 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Advisor Class
Trading Symbol	FFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending December 31, 2024, the FPA Flexible Fixed Income Fund’s Advisor Class (“Fund”) net return was 5.16%, which includes reinvestment of all distributions.
Believing that inflation was still on a path toward its 2% target, the Federal Reserve cut the Fed Funds rate by 25 bps in November. However, per commentary from Federal Reserve Chairman Jerome Powell, subsequent inflation data points were “sideways”, not indicating a clear downward trend in inflation. Moreover, the outcome of the presidential election in November introduced greater uncertainty into the trajectory of the economy via potential policy changes (tax cuts, tariffs, immigration, etc.) and possibly greater federal indebtedness. While the Fed cut the Fed Funds rate by 25 bps again in December, the Fed also acknowledged the greater uncertainty surrounding inflation and the economy and left open the possibility that future rate cuts might appear more slowly, or not at all. As Powell described it, “it’s kind of commonsense thinking that when the path is uncertain you go a little bit slower. It’s not unlike driving on a foggy night or walking into a dark room full of furniture. You just slow down.”[1] The net result of Fed policy, economic data and the election is that the bond market recalibrated its expectations for the future path of interest rates. Whereas in September 2024 the market expected approximately seven 25 bps rate cuts in 2025, as of December those expectations had been reduced to less than two cuts in 2025. After decreasing for much of the year, Treasury yields for maturities beyond one year increased by 60-83 bps in the fourth quarter. For the full year, two-year Treasury yields were one basis point lower while three-year and longer maturity yields were 26-75 bps higher.[2] Spreads continued their yearlong decline into the fourth quarter. We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk. On an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher) which we believe will enhance the Fund’s long-term returns and the Fund’s short-term upside versus downside return profile.
TOP PERFORMANCE CONTRIBUTORS[3]
Notable drivers of performance
Collateralized loan obligations (CLOs) backed by corporate loans
- Coupon payments
- Price appreciation driven by lower spreads
Asset-backed securities (ABS) backed by equipment
- Coupon payments
- Price appreciation driven by lower spreads
Corporate holdings
- Coupon payments
- Corporate loans and bonds benefited from higher prices driven by lower spreads
- Common stock holdings also contributed to returns via price appreciation and dividends[4]
TOP PERFORMANCE DETRACTORS[3]
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
- Not applicable
[1]Source: Federal Reserve Board; https://www.federalreserve.gov/mediacenter/files/FOMCpresconf20241218.pdf
[2]Source: Bloomberg
[3]This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
[4]Common stock represented 0.19% of the portfolio, on average, during the year.
Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	5.16%	3.17%
Bloomberg U.S. Universal Bond Index	2.04%	-1.28%
CPI + 200	4.98%	6.99%
1	Advisor Class commenced operations on April 16, 2021.

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Net Assets	$ 1,315,139,159
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,034,566
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,315,139,159
Total number of portfolio holdings	357
Total advisory fees paid (net)	$5,034,566
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.2%
U.S. Treasury Note, 4.375%, 12/31/2029	6.4%
U.S. Treasury Note, 4.125%, 11/30/2029	3.0%
U.S. Treasury Note, 4.125%, 10/31/2029	1.5%
Fannie Mae Pool, 1.000%, 3/1/2037	1.2%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
U.S. Treasury Note, 3.500%, 9/30/2029	0.9%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.9%
Federal Home Loan Mortgage Corp., Series K754, Class A2, 4.940%, 11/25/2030	0.9%
U.S. Treasury Note, 4.625%, 9/30/2030	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.2%
U.S. Treasury Note, 4.375%, 12/31/2029	6.4%
U.S. Treasury Note, 4.125%, 11/30/2029	3.0%
U.S. Treasury Note, 4.125%, 10/31/2029	1.5%
Fannie Mae Pool, 1.000%, 3/1/2037	1.2%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
U.S. Treasury Note, 3.500%, 9/30/2029	0.9%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.9%
Federal Home Loan Mortgage Corp., Series K754, Class A2, 4.940%, 11/25/2030	0.9%
U.S. Treasury Note, 4.625%, 9/30/2030	0.8%

Material Fund Change [Text Block]
Material Fund Changes
On May 1, 2024, the contractual expense limit was changed to 0.604% from 0.60% for the one-year period ending April 30, 2025. On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.

Material Fund Change Name [Text Block]	On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC.
Material Fund Change Expenses [Text Block]	On May 1, 2024, the contractual expense limit was changed to 0.604% from 0.60% for the one-year period ending April 30, 2025.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.
Updated Prospectus Web Address	https://fpa.com/funds/overview/flexible-fixed-income
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000207154 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	FPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending December 31, 2024, the FPA Flexible Fixed Income Fund’s Institutional Class (“Fund”) net return was 5.29%, which includes reinvestment of all distributions.
Believing that inflation was still on a path toward its 2% target, the Federal Reserve cut the Fed Funds rate by 25 bps in November. However, per commentary from Federal Reserve Chairman Jerome Powell, subsequent inflation data points were “sideways”, not indicating a clear downward trend in inflation. Moreover, the outcome of the presidential election in November introduced greater uncertainty into the trajectory of the economy via potential policy changes (tax cuts, tariffs, immigration, etc.) and possibly greater federal indebtedness. While the Fed cut the Fed Funds rate by 25 bps again in December, the Fed also acknowledged the greater uncertainty surrounding inflation and the economy and left open the possibility that future rate cuts might appear more slowly, or not at all. As Powell described it, “it’s kind of commonsense thinking that when the path is uncertain you go a little bit slower. It’s not unlike driving on a foggy night or walking into a dark room full of furniture. You just slow down.”[1] The net result of Fed policy, economic data and the election is that the bond market recalibrated its expectations for the future path of interest rates. Whereas in September 2024 the market expected approximately seven 25 bps rate cuts in 2025, as of December those expectations had been reduced to less than two cuts in 2025. After decreasing for much of the year, Treasury yields for maturities beyond one year increased by 60-83 bps in the fourth quarter. For the full year, two-year Treasury yields were one basis point lower while three-year and longer maturity yields were 26-75 bps higher.[2] Spreads continued their yearlong decline into the fourth quarter. We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk. On an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher) which we believe will enhance the Fund’s long-term returns and the Fund’s short-term upside versus downside return profile.
TOP PERFORMANCE CONTRIBUTORS[3]
Notable drivers of performance
Collateralized loan obligations (CLOs) backed by corporate loans
- Coupon payments
- Price appreciation driven by lower spreads
Asset-backed securities (ABS) backed by equipment
- Coupon payments
- Price appreciation driven by lower spreads
Corporate holdings
- Coupon payments
- Corporate loans and bonds benefited from higher prices driven by lower spreads
- Common stock holdings also contributed to returns via price appreciation and dividends[4]
TOP PERFORMANCE DETRACTORS[3]
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
- Not applicable
[1]Source: Federal Reserve Board; https://www.federalreserve.gov/mediacenter/files/FOMCpresconf20241218.pdf
[2]Source: Bloomberg
[3]This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
[4]Common stock represented 0.19% of the portfolio, on average, during the year.
Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	5.29%	3.52%	3.56%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.54%
CPI + 200	4.98%	6.30%	5.98%
1	Institutional Class commenced operations on December 31, 2018.

Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Net Assets	$ 1,315,139,159
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,034,566
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,315,139,159
Total number of portfolio holdings	357
Total advisory fees paid (net)	$5,034,566
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.2%
U.S. Treasury Note, 4.375%, 12/31/2029	6.4%
U.S. Treasury Note, 4.125%, 11/30/2029	3.0%
U.S. Treasury Note, 4.125%, 10/31/2029	1.5%
Fannie Mae Pool, 1.000%, 3/1/2037	1.2%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
U.S. Treasury Note, 3.500%, 9/30/2029	0.9%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.9%
Federal Home Loan Mortgage Corp., Series K754, Class A2, 4.940%, 11/25/2030	0.9%
U.S. Treasury Note, 4.625%, 9/30/2030	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.000%, 7/31/2029	7.2%
U.S. Treasury Note, 4.375%, 12/31/2029	6.4%
U.S. Treasury Note, 4.125%, 11/30/2029	3.0%
U.S. Treasury Note, 4.125%, 10/31/2029	1.5%
Fannie Mae Pool, 1.000%, 3/1/2037	1.2%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
U.S. Treasury Note, 3.500%, 9/30/2029	0.9%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.9%
Federal Home Loan Mortgage Corp., Series K754, Class A2, 4.940%, 11/25/2030	0.9%
U.S. Treasury Note, 4.625%, 9/30/2030	0.8%

Material Fund Change [Text Block]
Material Fund Changes
On May 1, 2024, the contractual expense limit was changed to 0.554% from 0.55% for the one-year period ending April 30, 2025. On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.

Material Fund Change Name [Text Block]	On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC.
Material Fund Change Expenses [Text Block]	On May 1, 2024, the contractual expense limit was changed to 0.554% from 0.55% for the one-year period ending April 30, 2025.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.
Updated Prospectus Web Address	https://fpa.com/funds/overview/flexible-fixed-income
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000025975 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Institutional Class
Trading Symbol	FPACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$113	1.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Institutional Class (“Fund” or “Crescent”) gained 1.05% in the trailing three months 2024 and 13.96% in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were -0.99% and 2.41%; and 17.49% and 25.02% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Alphabet is a holding company that owns and operates Google platforms, subscription services, and devices. The stock was a leading contributor for both the fourth quarter of 2024 as well as the full year. The company saw strong revenue growth in its search business and in the cloud division, bolstered by client demand in its artificial intelligence solutions.
Meta Platforms is one of the largest social media companies in the world. Meta shares were the largest contributor to performance during 2024. The company’s revenue and profitability continue to expand as ad impressions increase, though heavy spending on artificial intelligence initiatives remains a focus.
Citigroup, a large US-based money center bank, was also among the largest contributors to performance as markets appeared to embrace possible tailwinds with the new presidential administration, including the potential for accommodative tax policy and less government regulation. Citi reported strong investment banking fee income, but net interest income contracted marginally.
TOP PERFORMANCE DETRACTORS*
Heineken is a global beer business with 150 years of heritage. The company has market-leading positions across the globe. Over the past year, the company’s shares have derated and, as of 12/31/24, trade at 11x earnings. With 55% of revenue coming from faster-growing developing countries, we think Heineken has a good chance to maintain the mid-single-digit growth (revenue and EBITDA) that the company produced in the last decade. We like that that company has a strong balance sheet, meaningful dividend and opportunity to begin share buybacks.
Glencore is a global mining and marketing company with essential positions in commodities of the past (thermal coal) and future (copper, cobalt, nickel, and met coal). Shares have derated on the back of Chinese economic weakness and commodity prices. We think that Glencore's management is the best in the business. The company operates with a strong balance sheet and returns excess capital to shareholders through a variable dividend and share repurchases. As of 12/31/24, the shares trade at 9x free cash flow. (average of past 5 years and estimate for 2025).
Comcast is a leading broadband and media business. The company has been pressured by increased competition in the broadband business and the evolution of the media business. The media side of the company tends to make headlines, but the broadband business is responsible for most of the economics. Competition from fixed wireless and overbuilders has resulted in shrinking subscribers. To date, pricing and the company’s growing wireless offering have allowed the company to continue to grow. We think the business will emerge no worse than an average telecommunications company and currently trades as such.
LG Corp is a Korean conglomerate with exposure to various businesses, ranging from chemicals and cosmetics to the local Coca-Cola bottler, to name those that start with “C.” Despite the multiple operating businesses that introduce some complexity to the investment thesis, the actual structure of the holding company is relatively clean, and the parent company's balance sheet is robust. We continue to find the valuation to be highly asymmetric, with a look through earnings multiple on after-tax earnings that we calculate to be single digit on a look-forward basis, complemented by recent share repurchases and a trailing dividend yield of more than 4%.
*The information provided reflects the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2024, the position sizes for the securities mentioned as a percentage of net assets were: Alphabet (GOOG and GOOGL) (5.4%), Meta Platforms (3.2%), Citigroup (2,9%), Heineken (1.6%), Glencore (1.1%), Comcast (2.5%), and LG (0.7%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. EBITDA is earnings before interest, taxes, depreciation and amortization. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include out performance of any index in its investment objectives.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Crescent Fund (Institutional Class/FPACX)	13.96%	9.95%	7.85%
MSCI All Country World Index	17.49%	10.06%	9.23%
S&P 500 Index	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	15.04%	8.67%	8.52%
Consumer Price Index (US) CPI	2.90%	4.20%	3.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Net Assets	$ 10,493,807,706
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 94,104,352
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,493,807,706
Total number of portfolio holdings	132
Total advisory fees paid (net)	$94,104,352
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.

Material Fund Change Name [Text Block]	In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.
Updated Prospectus Web Address	https://fpa.com/funds/overview/crescent
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000249813 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Investor Class
Trading Symbol	FPFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of April 30, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)[1]	$82	1.16%[2]
[1]	The Investor Class commenced operations on April 30, 2024. If the Investor Class had been operational for the annual period of January 1, 2024 to December 31, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 82	[1]
Expense Ratio, Percent	1.16%	[1],[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Investor Class (“Fund” or “Crescent”) gained 0.99% in the trailing three months 2024 and 13.85%[1] in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were -0.99% and 2.41%; and 17.49% and 25.02% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Alphabet is a holding company that owns and operates Google platforms, subscription services, and devices. The stock was a leading contributor for both the fourth quarter of 2024 as well as the full year. The company saw strong revenue growth in its search business and in the cloud division, bolstered by client demand in its artificial intelligence solutions.
Meta Platforms is one of the largest social media companies in the world. Meta shares were the largest contributor to performance during 2024. The company’s revenue and profitability continue to expand as ad impressions increase, though heavy spending on artificial intelligence initiatives remains a focus.
Citigroup, a large US-based money center bank, was also among the largest contributors to performance as markets appeared to embrace possible tailwinds with the new presidential administration, including the potential for accommodative tax policy and less government regulation. Citi reported strong investment banking fee income, but net interest income contracted marginally.
TOP PERFORMANCE DETRACTORS*
Heineken is a global beer business with 150 years of heritage. The company has market-leading positions across the globe. Over the past year, the company’s shares have derated and, as of 12/31/24, trade at 11x earnings. With 55% of revenue coming from faster-growing developing countries, we think Heineken has a good chance to maintain the mid-single-digit growth (revenue and EBITDA) that the company produced in the last decade. We like that that company has a strong balance sheet, meaningful dividend and opportunity to begin share buybacks.
Glencore is a global mining and marketing company with essential positions in commodities of the past (thermal coal) and future (copper, cobalt, nickel, and met coal). Shares have derated on the back of Chinese economic weakness and commodity prices. We think that Glencore's management is the best in the business. The company operates with a strong balance sheet and returns excess capital to shareholders through a variable dividend and share repurchases. As of 12/31/24, the shares trade at 9x free cash flow. (average of past 5 years and estimate for 2025).
Comcast is a leading broadband and media business. The company has been pressured by increased competition in the broadband business and the evolution of the media business. The media side of the company tends to make headlines, but the broadband business is responsible for most of the economics. Competition from fixed wireless and overbuilders has resulted in shrinking subscribers. To date, pricing and the company’s growing wireless offering have allowed the company to continue to grow. We think the business will emerge no worse than an average telecommunications company and currently trades as such.
LG Corp is a Korean conglomerate with exposure to various businesses, ranging from chemicals and cosmetics to the local Coca-Cola bottler, to name those that start with “C.” Despite the multiple operating businesses that introduce some complexity to the investment thesis, the actual structure of the holding company is relatively clean, and the parent company's balance sheet is robust. We continue to find the valuation to be highly asymmetric, with a look through earnings multiple on after-tax earnings that we calculate to be single digit on a look-forward basis, complemented by recent share repurchases and a trailing dividend yield of more than 4%.
* The information provided reflects the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2024, the position sizes for the securities mentioned as a percentage of net assets were: Alphabet (GOOG and GOOGL) (5.4%), Meta Platforms (3.2%), Citigroup (2,9%), Heineken (1.6%), Glencore (1.1%), Comcast (2.5%), and LG (0.7%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. EBITDA is earnings before interest, taxes, depreciation and amortization. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include out performance of any index in its investment objectives.
[1]Investor Class commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Crescent Fund (Investor Class/FPFRX)[1]	13.85%	9.84%	7.74%
MSCI All Country World Index	17.49%	10.06%	9.23%
S&P 500 Index	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	15.04%	8.67%	8.52%
Consumer Price Index (US) CPI	2.90%	4.20%	3.01%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Net Assets	$ 10,493,807,706
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 94,104,352
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,493,807,706
Total number of portfolio holdings	132
Total advisory fees paid (net)	$94,104,352
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.

Material Fund Change Name [Text Block]	In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.
Updated Prospectus Web Address	https://fpa.com/funds/overview/crescent
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000221940 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Supra Institutional Class
Trading Symbol	FPCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Supra Institutional Class (“Fund” or “Crescent”) gained 1.08% in the trailing three months 2024 and 14.06% in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were -0.99% and 2.41%; and 17.49% and 25.02% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Alphabet is a holding company that owns and operates Google platforms, subscription services, and devices. The stock was a leading contributor for both the fourth quarter of 2024 as well as the full year. The company saw strong revenue growth in its search business and in the cloud division, bolstered by client demand in its artificial intelligence solutions.
Meta Platforms is one of the largest social media companies in the world. Meta shares were the largest contributor to performance during 2024. The company’s revenue and profitability continue to expand as ad impressions increase, though heavy spending on artificial intelligence initiatives remains a focus.
Citigroup, a large US-based money center bank, was also among the largest contributors to performance as markets appeared to embrace possible tailwinds with the new presidential administration, including the potential for accommodative tax policy and less government regulation. Citi reported strong investment banking fee income, but net interest income contracted marginally.
TOP PERFORMANCE DETRACTORS*
Heineken is a global beer business with 150 years of heritage. The company has market-leading positions across the globe. Over the past year, the company’s shares have derated and, as of 12/31/24, trade at 11x earnings. With 55% of revenue coming from faster-growing developing countries, we think Heineken has a good chance to maintain the mid-single-digit growth (revenue and EBITDA) that the company produced in the last decade. We like that that company has a strong balance sheet, meaningful dividend and opportunity to begin share buybacks.
Glencore is a global mining and marketing company with essential positions in commodities of the past (thermal coal) and future (copper, cobalt, nickel, and met coal). Shares have derated on the back of Chinese economic weakness and commodity prices. We think that Glencore's management is the best in the business. The company operates with a strong balance sheet and returns excess capital to shareholders through a variable dividend and share repurchases. As of 12/31/24, the shares trade at 9x free cash flow. (average of past 5 years and estimate for 2025).
Comcast is a leading broadband and media business. The company has been pressured by increased competition in the broadband business and the evolution of the media business. The media side of the company tends to make headlines, but the broadband business is responsible for most of the economics. Competition from fixed wireless and overbuilders has resulted in shrinking subscribers. To date, pricing and the company’s growing wireless offering have allowed the company to continue to grow. We think the business will emerge no worse than an average telecommunications company and currently trades as such.
LG Corp is a Korean conglomerate with exposure to various businesses, ranging from chemicals and cosmetics to the local Coca-Cola bottler, to name those that start with “C.” Despite the multiple operating businesses that introduce some complexity to the investment thesis, the actual structure of the holding company is relatively clean, and the parent company's balance sheet is robust. We continue to find the valuation to be highly asymmetric, with a look through earnings multiple on after-tax earnings that we calculate to be single digit on a look-forward basis, complemented by recent share repurchases and a trailing dividend yield of more than 4%.
*The information provided reflects the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2024, the position sizes for the securities mentioned as a percentage of net assets were: Alphabet (GOOG and GOOGL) (5.4%), Meta Platforms (3.2%), Citigroup (2,9%), Heineken (1.6%), Glencore (1.1%), Comcast (2.5%), and LG (0.7%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. EBITDA is earnings before interest, taxes, depreciation and amortization. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include out performance of any index in its investment objectives.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Crescent Fund (Supra Institutional Class/FPCSX)	14.06%	12.34%
MSCI All Country World Index	17.49%	11.05%
S&P 500 Index	25.02%	15.05%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	15.04%	8.19%
Consumer Price Index (US) CPI	2.90%	4.79%
1	Supra Institutional Class commenced operations on September 4, 2020.

Performance Inception Date	Sep. 04, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Net Assets	$ 10,493,807,706
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 94,104,352
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,493,807,706
Total number of portfolio holdings	132
Total advisory fees paid (net)	$94,104,352
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.2%
Citigroup, Inc.	2.9%
Holcim AG	2.8%
Analog Devices, Inc.	2.8%
Comcast Corp. - Class A	2.5%
FPS Holdco LLC	2.4%
TE Connectivity Ltd.	2.4%
U.S. Treasury Note, 5.000%, 8/31/2025	2.2%
International Flavors & Fragrances, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
On December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC. This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.

Material Fund Change Name [Text Block]	In connection with the acquisition, as of the Effective Date, the Fund’s distributor changed its name to Distribution Services, LLC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/crescent.
Updated Prospectus Web Address	https://fpa.com/funds/overview/crescent
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Investor Class commenced operations on April 30, 2024. If the Investor Class had been operational for the annual period of January 1, 2024 to December 31, 2024, expenses would have been higher.
[2]	Annualized.